Congress SMid Growth ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Aerospace & Defense - 9.8%
Carpenter Technology Corp.	30,505	$ 15,852,228
Curtiss-Wright Corp.	26,493	19,180,932
Karman Holdings, Inc. (a)	196,233	9,448,619
		44,481,779

Banks - 2.2%
UMB Financial Corp.	68,977	10,052,018

Beverages - 1.4%
Celsius Holdings, Inc. (a)	211,809	6,186,941

Biotechnology - 5.2%
Halozyme Therapeutics, Inc. (a)	157,854	13,029,269
Krystal Biotech, Inc. (a)	15,217	5,190,823
Neurocrine Biosciences, Inc. (a)	32,071	5,349,443
		23,569,535

Broadline Retail - 1.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	85,498	6,281,538

Capital Markets - 2.4%
PJT Partners, Inc. - Class A	63,970	10,766,791

Chemicals - 1.7%
Hawkins, Inc.	60,236	7,712,015

Construction & Engineering - 7.8%
MYR Group, Inc. (a)	22,539	7,510,446
Sterling Infrastructure, Inc. (a)	20,585	12,284,510
Valmont Industries, Inc.	32,656	15,730,395
		35,525,351

Consumer Staples Distribution & Retail - 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	130,007	12,712,084

Containers & Packaging - 1.4%
Avery Dennison Corp.	36,588	6,210,081

Electrical Equipment - 3.6%
nVent Electric PLC	106,641	16,404,585

Electronic Equipment, Instruments & Components - 8.9%
Badger Meter, Inc.	39,493	5,305,884
CDW Corp.	44,791	6,620,558
Mirion Technologies, Inc. (a)	581,238	8,706,945
Novanta, Inc. (a)	80,176	11,429,089
Plexus Corp. (a)	33,276	8,363,590
		40,426,066

Energy Equipment & Services - 1.5%
Solaris Energy Infrastructure, Inc.	132,246	6,798,767

Financial Services - 2.5%
Affirm Holdings, Inc. (a)	157,436	11,258,248

Health Care Equipment & Supplies - 6.5%
STERIS PLC	45,515	10,395,626
TransMedics Group, Inc. (a)	95,082	7,274,724
UFP Technologies, Inc. (a)	46,795	11,922,430
		29,592,780

Hotels, Restaurants & Leisure - 2.4%
Dutch Bros, Inc. - Class A (a)	164,658	10,839,436

IT Services - 1.5%
DigitalOcean Holdings, Inc. (a)	57,960	6,810,300

Life Sciences Tools & Services - 5.6%
Medpace Holdings, Inc. (a)	21,858	12,614,470
Repligen Corp. (a)	89,546	12,626,882
		25,241,352

Machinery - 2.2%
Lincoln Electric Holdings, Inc.	37,234	9,729,617

Oil, Gas & Consumable Fuels - 2.1%
Range Resources Corp.	241,382	9,689,074

Personal Care Products - 2.0%
elf Beauty, Inc. (a)	111,305	9,226,071

Pharmaceuticals - 3.9%
Amneal Pharmaceuticals, Inc. (a)	310,350	5,685,612
Ligand Pharmaceuticals, Inc. (a)	41,590	11,958,789
		17,644,401

Professional Services - 1.5%
ExlService Holdings, Inc. (a)	200,060	6,788,036

Semiconductors & Semiconductor Equipment - 6.0%
Credo Technology Group Holding Ltd. (a)	27,694	5,732,381
Entegris, Inc.	78,236	9,313,996
Rambus, Inc. (a)	135,387	12,324,279
		27,370,656

Software - 7.2%
Commvault Systems, Inc. (a)	50,502	5,949,135
Rubrik, Inc. - Class A (a)	210,152	15,206,599
Samsara, Inc. - Class A (a)	311,484	11,609,009
		32,764,743

Specialty Retail - 3.9%
Boot Barn Holdings, Inc. (a)	60,312	8,985,885
Floor & Decor Holdings, Inc. - Class A (a)	154,729	8,907,748

			17,893,633
TOTAL COMMON STOCKS (Cost $411,424,912)			441,975,898

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares		Value
Industrial REITs - 1.7%
Terreno Realty Corp.	109,501		7,845,747
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,713,571)			7,845,747

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	4,136,142		4,136,142
TOTAL MONEY MARKET FUNDS (Cost $4,136,142)			4,136,142

TOTAL INVESTMENTS - 100.0% (Cost $422,274,625)			453,957,787
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00050)	(225,873)
TOTAL NET ASSETS - 100.0%			$ 453,731,914

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Congress SMid Growth ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 441,975,898	$ –	$ –	$ 441,975,898
Real Estate Investment Trusts	7,845,747	–	–	7,845,747
Money Market Funds	4,136,142	–	–	4,136,142
Total Investments	$ 453,957,787	$ –	$ –	$ 453,957,787

Refer to the Schedule of Investments for further disaggregation of investment categories.